Summary of Principal Accounting Policies - Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year	¥ 17,199
Provisions	52,226	$ 7,468	¥ 23,882	¥ (7,028)
Reversal			6,077
Balance at end of the year	12,010		17,199
Amounts due from related parties
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year	7,484		23,394	25,666
Provisions	5,374		1,829	2,602
Reversal	(3,466)			(4,670)
Write off	(1,224)		(16,427)	(610)
Foreign currency adjustment			(1,312)	406
Balance at end of the year	8,168		7,484	23,394
Accounts receivable
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year	17,199		6,862	3,647
Provisions	22,262		12,768	4,979
Reversal	(9,324)		(5,218)	(1,764)
Write off	(18,066)
Foreign currency adjustment	(61)		2,787
Balance at end of the year	12,010		17,199	¥ 6,862
Other current assets
Allowance For Doubtful Accounts Roll Forward
Provisions	8,366
Write off	(8,366)
Other non-current assets
Allowance For Doubtful Accounts Roll Forward
Balance at beginning of the year	13,431
Provisions			13,227
Foreign currency adjustment			204
Balance at end of the year	¥ 13,431		¥ 13,431